Label	Element	Value
PIMCO Emerging Markets Local Currency and Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PIMCO Emerging Markets Local Currency and Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the “Classes of Shares” section on page 63 of the Fund’s prospectus, Appendix B to the Fund’s prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial professional.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 135% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	135.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in Institutional Class, I-2, I-3, Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then hold or redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund’s investment objective is maximum total return, consistent with preservation of capital and prudent investment management. The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in currencies of, or Fixed Income Instruments denominated in the currencies of, emerging market countries and in Fixed Income Instruments, each of which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in forwards or derivatives denominated in any currency, and forwards or derivatives denominated in any currency will be included under the 80% of assets policy noted above so long as the underlying asset of such forwards or derivatives is a currency of an emerging market country, a Fixed Income Instrument denominated in the currency of an emerging market country, or a Fixed Income Instrument. The Fund may, but is not required to, hedge its exposure to non-U.S. currencies. Assets not invested in currencies of emerging market countries, Fixed Income Instruments denominated in currencies of emerging market countries, or Fixed Income Instruments, each as described above, may be invested in other types of instruments.
The Fund may invest without limitation in Fixed Income Instruments that are economically tied to emerging market countries. PIMCO has broad discretion to identify countries that it considers to qualify as emerging markets. PIMCO will select the Fund’s country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, legal and political developments and other specific factors PIMCO believes to be relevant. The Fund likely will focus its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The Fund may invest in instruments whose return is based on the return of an emerging market security such as a derivative instrument, rather than investing directly in emerging market securities.
The average portfolio duration of this Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), as calculated by PIMCO, which as of May 31, 2024 was 5.05 years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.
The Fund may invest in both investment-grade securities and high yield securities (“junk bonds”) subject to a maximum of 15% of its total assets in securities rated below B by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.
The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest directly in real estate investment trusts (“REITs”). The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income and capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of certain indexes. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund’s Institutional Class shares. For periods prior to the inception date of the I-3 shares (April 27, 2018), performance information shown in the table for that class is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and expenses paid by that class of shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges.The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
In addition to the Fund’s performance, the Average Annual Total Returns table includes performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) a supplemental index. It is not possible to invest directly in an unmanaged index. Effective July 24, 2024, the Fund’s regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund’s regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance. The Bloomberg Global Aggregate (USD Hedged) Index provides a broad-based measure of the global investment-grade fixed income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The index also includes Eurodollar and Euro-Yen corporate bonds, Canadian Government securities, and USD investment grade 144A securities. The supplemental index shown is the J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged). The J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged) is a comprehensive global local emerging markets index, and consists of regularly traded, liquid fixed-rate, domestic currency government bonds to which international investors can gain exposure.
Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily and quarterly updates on the net asset value and performance page at https://www.pimco.com/en-us/product-finder.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of certain indexes.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	In addition to the Fund’s performance, the Average Annual Total Returns table includes performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) a supplemental index. It is not possible to invest directly in an unmanaged index. Effective July 24, 2024, the Fund’s regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund’s regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance. The Bloomberg Global Aggregate (USD Hedged) Index provides a broad-based measure of the global investment-grade fixed income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The index also includes Eurodollar and Euro-Yen corporate bonds, Canadian Government securities, and USD investment grade 144A securities. The supplemental index shown is the J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged). The J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged) is a comprehensive global local emerging markets index, and consists of regularly traded, liquid fixed-rate, domestic currency government bonds to which international investors can gain exposure.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.pimco.com/en-us/product-finder
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	June 30, 2020	13.18%
Worst Quarter	March 31, 2020	-19.93%
Year-to-Date	June 30, 2024	-3.07%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/23)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective July 24, 2024, the Fund’s regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund’s regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance. The Bloomberg Global Aggregate (USD Hedged) Index provides a broad-based measure of the global investment-grade fixed income markets.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
PIMCO Emerging Markets Local Currency and Bond Fund | Risk Nondiversified Status [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified”

PIMCO Emerging Markets Local Currency and Bond Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	It is possible to lose money on an investment in the Fund.
PIMCO Emerging Markets Local Currency and Bond Fund | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PIMCO Emerging Markets Local Currency and Bond Fund | Interest Rate Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Interest Rate Risk: the risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

PIMCO Emerging Markets Local Currency and Bond Fund | Call Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features

PIMCO Emerging Markets Local Currency and Bond Fund | Credit Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations

PIMCO Emerging Markets Local Currency and Bond Fund | High Yield Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity

PIMCO Emerging Markets Local Currency and Bond Fund | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

PIMCO Emerging Markets Local Currency and Bond Fund | Issuer Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services

PIMCO Emerging Markets Local Currency and Bond Fund | Liquidity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity

PIMCO Emerging Markets Local Currency and Bond Fund | Derivatives Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk: the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. The Fund’s use of derivatives or other similar investments may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Fund's clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Fund’s performance

PIMCO Emerging Markets Local Currency and Bond Fund | Equity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Equity Risk: the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights

PIMCO Emerging Markets Local Currency and Bond Fund | Mortgage Related and Other Asset Backed Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Fund may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Fund’s guidelines), which generally carry higher levels of the foregoing risks

PIMCO Emerging Markets Local Currency and Bond Fund | Foreign Non US Investment Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

PIMCO Emerging Markets Local Currency and Bond Fund | Real Estate Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Real Estate Risk: the risk that the Fund’s investments in real estate investment trusts (“REITs”) or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. The Fund’s investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, privately traded REITs subject the Fund to liquidity and valuation risk

PIMCO Emerging Markets Local Currency and Bond Fund | Emerging Markets Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
PIMCO Emerging Markets Local Currency and Bond Fund | Sovereign Debt Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion

PIMCO Emerging Markets Local Currency and Bond Fund | Currency Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

PIMCO Emerging Markets Local Currency and Bond Fund | Leveraging Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss

PIMCO Emerging Markets Local Currency and Bond Fund | Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved

PIMCO Emerging Markets Local Currency and Bond Fund | Short Exposure Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Short Exposure Risk: the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Fund

PIMCO Emerging Markets Local Currency and Bond Fund | LIBOR Transition Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
LIBOR Transition Risk: the risk related to the discontinuation and replacement of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by the Fund rely or relied in some fashion upon LIBOR. Although the transition process away from LIBOR for most instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or the continued use of LIBOR on the Fund, or on certain instruments in which the Fund invests, which can be difficult to ascertain and could result in losses to the Fund

PIMCO Emerging Markets Local Currency and Bond Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	1.12%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.02%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.02%
1 Year	rr_ExpenseExampleYear01	$ 205
3 Years	rr_ExpenseExampleYear03	634
5 Years	rr_ExpenseExampleYear05	1,088
10 Years	rr_ExpenseExampleYear10	$ 2,348
2014	rr_AnnualReturn2014	(6.27%)
2015	rr_AnnualReturn2015	(16.21%)
2016	rr_AnnualReturn2016	10.60%
2017	rr_AnnualReturn2017	15.40%
2018	rr_AnnualReturn2018	(7.52%)
2019	rr_AnnualReturn2019	17.18%
2020	rr_AnnualReturn2020	2.15%
2021	rr_AnnualReturn2021	(7.78%)
2022	rr_AnnualReturn2022	(6.39%)
2023	rr_AnnualReturn2023	15.66%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(3.07%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.93%)
1 Year	rr_AverageAnnualReturnYear01	15.66%
5 Years	rr_AverageAnnualReturnYear05	3.63%
10 Years	rr_AverageAnnualReturnYear10	1.03%
PIMCO Emerging Markets Local Currency and Bond Fund | I-2
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	1.12%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.12%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.12%
1 Year	rr_ExpenseExampleYear01	$ 215
3 Years	rr_ExpenseExampleYear03	664
5 Years	rr_ExpenseExampleYear05	1,139
10 Years	rr_ExpenseExampleYear10	$ 2,452
1 Year	rr_AverageAnnualReturnYear01	15.55%
5 Years	rr_AverageAnnualReturnYear05	3.52%
10 Years	rr_AverageAnnualReturnYear10	0.93%
PIMCO Emerging Markets Local Currency and Bond Fund | I-3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	1.12%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.22%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.17%
1 Year	rr_ExpenseExampleYear01	$ 220
3 Years	rr_ExpenseExampleYear03	689
5 Years	rr_ExpenseExampleYear05	1,185
10 Years	rr_ExpenseExampleYear10	$ 2,551
1 Year	rr_AverageAnnualReturnYear01	15.49%
5 Years	rr_AverageAnnualReturnYear05	3.47%
10 Years	rr_AverageAnnualReturnYear10	0.88%
PIMCO Emerging Markets Local Currency and Bond Fund | A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.12%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.42%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.42%
1 Year	rr_ExpenseExampleYear01	$ 611
3 Years	rr_ExpenseExampleYear03	1,101
5 Years	rr_ExpenseExampleYear05	1,617
10 Years	rr_ExpenseExampleYear10	3,028
1 Year	rr_ExpenseExampleNoRedemptionYear01	611
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,101
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,617
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,028
1 Year	rr_AverageAnnualReturnYear01	10.97%
5 Years	rr_AverageAnnualReturnYear05	2.41%
10 Years	rr_AverageAnnualReturnYear10	0.23%
PIMCO Emerging Markets Local Currency and Bond Fund | C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.12%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.17%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	3.17%
1 Year	rr_ExpenseExampleYear01	$ 420
3 Years	rr_ExpenseExampleYear03	977
5 Years	rr_ExpenseExampleYear05	1,659
10 Years	rr_ExpenseExampleYear10	3,303
1 Year	rr_ExpenseExampleNoRedemptionYear01	320
3 Years	rr_ExpenseExampleNoRedemptionYear03	977
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,659
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,303
1 Year	rr_AverageAnnualReturnYear01	13.35%
5 Years	rr_AverageAnnualReturnYear05	2.44%
10 Years	rr_AverageAnnualReturnYear10	(0.14%)
PIMCO Emerging Markets Local Currency and Bond Fund | Return After Taxes on Distributions | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.09%	[3]
5 Years	rr_AverageAnnualReturnYear05	1.42%	[3]
10 Years	rr_AverageAnnualReturnYear10	(1.23%)	[3]
PIMCO Emerging Markets Local Currency and Bond Fund | Return After Taxes on Distributions and Sales of Fund Shares | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.16%	[3]
5 Years	rr_AverageAnnualReturnYear05	1.81%	[3]
10 Years	rr_AverageAnnualReturnYear10	(0.24%)	[3]
PIMCO Emerging Markets Local Currency and Bond Fund | Bloomberg Global Aggregate (USD Hedged) Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.15%
5 Years	rr_AverageAnnualReturnYear05	1.40%
10 Years	rr_AverageAnnualReturnYear10	2.41%
PIMCO Emerging Markets Local Currency and Bond Fund | J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged) (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.70%
5 Years	rr_AverageAnnualReturnYear05	1.14%
10 Years	rr_AverageAnnualReturnYear10	0.09%

[1]	“Other Expenses” include interest expense of 1.12%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC (“PIMCO”). Excluding interest expense, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.90%, 1.00%, 1.05%, 1.30% and 2.05% for Institutional Class, I-2, I-3, Class A and Class C shares, respectively.
[2]	PIMCO has contractually agreed, through July 31, 2025, to reduce its supervisory and administrative fee for the Fund’s I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement renews annually unless terminated by PIMCO upon at least 30 days’ prior notice to the end of the contract term.
[3]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.